Shareholders Equity (Unaudited) (USD $)	Common Stock	Preferred Stock Series A	Preferred Stock Series B	Preferred Stock Series C	Preferred Stock Series D	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, amount at Mar. 31, 2009	$ 516,539	$ 3,586	$ 11,081
Beginning Balance, shares at Mar. 31, 2009	516,539,175	3,586,246	11,080,929				40,031,269	(44,054,471)	(3,491,996)
Common shares issued to third parties for services, Shares	236,666,654
Common shares issued to third parties for services, Amount	236,667						1,435,540		1,672,207
Common shares issued for cash, Shares	588,964,996
Common shares issued for cash, Amount	588,965					24,500	715,916		1,329,381
Common shares for settlement of debt and accounts payable, Shares	511,316,043
Common shares for settlement of debt and accounts payable, Amount	511,316						6,255,355		6,766,671
Common shares issued to employees for services, Shares	6,000,000
Common shares issued to employees for services, Amount	6,000						124,668		130,668
Preferred Series D shares issued for services, Shares					110
Preferred Series D shares issued for services, Amount							3,385,005		3,385,005
Preferred Series C shares issued for services, Shares				10,000
Preferred Series C shares issued for services, Amount				10					10
Conversion of Preferred Series D to common stock, Shares	151,500,000				(101)
Conversion of Preferred Series D to common stock, Amount	151,500						(151,500)		0
Conversion of Preferred Series B to common stock, Shares	40,000		(40,000)
Conversion of Preferred Series B to common stock, Amount	40		(40)						0
Convertible debt issued for services							8,523,500		8,523,500
Penalty payments received from shareholder for dilutive stock sales							777,669		777,669
Common shares issued for conversion of debt, Shares	280,000,000
Common shares issued for conversion of debt, Amount	280,000						(200,000)		80,000
Common shares issued for inventory, Amount									0
Net Loss								(21,327,855)	(21,327,855)
Ending Balance, amount at Mar. 31, 2010	2,291,027	3,586	11,041	10	0	24,500	60,897,422	(65,382,326)	(2,154,740)
Ending Balance, shares at Mar. 31, 2010	2,291,026,869	3,586,246	11,040,929	10,000	9
Common shares issued to third parties for services, Shares	629,223,486
Common shares issued to third parties for services, Amount	629,223						543,282		1,172,505
Common shares issued for cash, Shares	868,548,940
Common shares issued for cash, Amount	868,549						(129,622)		738,927
Common shares for settlement of debt and accounts payable, Shares	275,270,325
Common shares for settlement of debt and accounts payable, Amount	275,270						319,333		594,603
Preferred Series D shares issued for services, Amount									0
Preferred Series C shares issued for services, Amount									0
Conversion of Preferred Series B to common stock, Shares	3,150,400		(3,150,400)
Conversion of Preferred Series B to common stock, Amount	3,150		(3,150)						0
Convertible debt issued for services							3,128,000		3,128,000
Discount from beneficial conversion feature on debt							25,000		25,000
Common shares issued for anti-dilution price protection, Shares	43,225,511
Common shares issued for anti-dilution price protection, Amount	43,226						60,516		103,742
Penalty payments received from shareholder for dilutive stock sales									0
Common shares issued for conversion of debt, Shares	1,231,000,000
Common shares issued for conversion of debt, Amount	1,231,000						(895,063)		335,938
Common shares issued for inventory, Shares	25,500,000
Common shares issued for inventory, Amount	25,500						(16,500)		9,000
Net Loss								(5,487,843)	(5,487,843)
Ending Balance, amount at Mar. 31, 2011	$ 5,366,946	$ 3,586	$ 7,891	$ 10	$ 0	$ 24,500	$ 63,932,368	$ (70,870,169)	$ (1,534,868)
Ending Balance, shares at Mar. 31, 2011	5,366,945,531	3,586,246	7,890,529	10,000	9